Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	13
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$154,417,158.60	0.5871375	$132,155,989.37	0.5024943	$22,261,169.23
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$584,197,158.60	0.6344590	$561,935,989.37	0.6102826	$22,261,169.23

Weighted Avg. Coupon (WAC)	4.59%		4.58%
Weighted Avg. Remaining Maturity (WARM)	47.94		47.10
Pool Receivables Balance	$640,525,342.65		$617,309,342.36
Remaining Number of Receivables	49,519		48,143

Adjusted Pool Balance	$617,757,368.47		$595,496,199.24

III. COLLECTIONS

Principal:
Principal Collections	$22,550,387.69
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$579,062.46
Total Principal Collections	$23,129,450.15

Interest:
Interest Collections	$2,456,581.43
Late Fees & Other Charges	$43,175.71
Interest on Repurchase Principal	$-
Total Interest Collections	$2,499,757.14

Collection Account Interest	$3,827.17
Reserve Account Interest	$815.95
Servicer Advances	$-

Total Collections	$25,633,850.41

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	13
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$25,633,850.41
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$30,360,640.53
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$533,771.12		$533,771.12	$533,771.12
Collection Account Interest					$3,827.17
Late Fees & Other Charges					$43,175.71
Total due to Servicer					$580,774.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$88,789.87		$88,789.87
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$500,513.21		$500,513.21	$500,513.21

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$24,402,710.28

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$22,261,169.23

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$22,261,169.23
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$22,261,169.23		$22,261,169.23
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$22,261,169.23

8. Available Amounts Remaining to Reserve Account					2,141,541.05

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,141,541.05

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$22,767,974.18
Beginning Period Amount					$22,767,974.18
Current Period Amortization					$954,831.06
Ending Period Required Amount					$21,813,143.12
Ending Period Amount					$21,813,143.12
Next Distribution Date Amount					$20,878,696.86

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2012
Distribution Date	03/15/12
Transaction Month	13
30/360 Days	30
Actual/360 Days	29

Beginning Period Amount				$4,726,790.12
Current Period Release to Collection Account				$-
Current Period Deposit				$2,141,541.05
Current Period Release to Depositor				$2,141,541.05
Ending Period Required Amount (0.5% of APB of cut-off date)				$4,726,790.12
Ending Period Amount				$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$ 33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		5.43%	5.64%	5.64%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.95%	47,636	99.01%	$611,180,684.73
30 - 60 Days	0.85%	411	0.82%	$5,056,921.16
61 - 90 Days	0.16%	78	0.15%	$912,780.80
91 + Days	0.04%	18	0.03%	$158,955.67
		48,143		$617,309,342.36
Total
Delinquent Receivables 61 + days past due	0.20%	96	0.17%	$1,071,736.47
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	159	0.30%	$1,936,059.52
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	138	0.28%	$1,877,586.38
Three-Month Average Delinquency Ratio	0.26%		0.25%

Repossession in Current Period		34		$519,480.44
Repossession Inventory		40		$407,866.66

Charge-Offs
Gross Principal of Charge-Off for Current Period				$665,612.60
Recoveries				$(579,062.46)
Net Charge-offs for Current Period				$86,550.14

Beginning Pool Balance for Current Period				$640,525,342.65

Net Loss Ratio				0.16%
Net Loss Ratio for 1st Preceding Collection Period				0.35%
Net Loss Ratio for 2nd Preceding Collection Period				0.60%
Three-Month Average Net Loss Ratio for Current Period				0.37%

Cumulative Net Losses for All Periods				$2,970,271.68
Cumulative Net Losses as a % of Initial Pool Balance				0.30%

Principal Balance of Extensions				$2,007,472.60
Number of Extensions				127

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